STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ADDITIONS
Participant contributions, net withdrawals	$ 3,405,096	$ 1,419,168	$ 1,185,163
Total additions	3,405,096	1,419,168	1,185,163
DEDUCTIONS
Cost of shares purchased	3,066,859	0	1,185,163
Payable to purchase shares	1,540,083	1,389,188	0
Payable to participants	187,342	29,980	0
Prior year contributions used for current year purchase	(1,389,188)	0	0
Total deductions	3,405,096	1,419,168	1,185,163
CHANGE IN NET ASSETS AVAILABLE FOR BENEFITS	0	0	0
Net assets available for benefits beginning of year	0	0	0
Net assets available for benefits end of year	$ 0	$ 0	$ 0